Remuneration System for the Management Board and Employees of the Group - 2018 Long Term Incentive Plan - Additional Information (Detail)		12 Months Ended
	Apr. 01, 2018 shares Beneficiary	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of performance shares allocated percentage		100.00%
Share based payment expense | €		€ 8,955,000	€ 6,654,000	€ 5,585,000
2018 long-term incentive program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation vesting period		4 days
Percentage of perfomance shares vested	25.00%
Maximum pay-out Factor | Beneficiary	1
2018 long-term incentive program [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of performance shares allocated percentage	100.00%
Share based payment expense | €		€ 257,494	€ 720,764	€ 946,346
Bottom of range [member] | 2018 long-term incentive program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Pay-out factor for justified cases | shares	0
Performance criteria fulfillment percentage	200.00%
Top of range [member] | 2018 long-term incentive program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Pay-out factor for justified cases | shares	2
Conditional percentage of increase in number of shares vested	200.00%
Performance criteria fulfillment percentage	300.00%